UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                 December 31, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-03673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

William Corson                    Boston, MA                   February 12, 2013
--------------                    ----------                   ----------------
[Signature]                       [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                       82

Form 13F Information Table Value Total:                  US $365,730 (thousands)


List of Other Included Managers:  NONE

                                                                                                          VOTING AUTHORITY
                             Title of  CUSIP      Value     Shares or   SH/  Put/  Investment  Other
Name of Issuer               Class     Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE    SHARED  NONE
3M COMPANY COM               COM       88579Y101     369      2,995     SH         SOLE                     570   0       2,425
ABBOTT LABS                  COM       002824100   1,256     31,401     SH         SOLE                   6,466   0      24,935
AFLAC INC COM                COM       001055102  11,940    396,406     SH         SOLE                 293,344 250     102,812
AIR PRODS & CHEMS INC        COM       009158106   9,042    211,518     SH         SOLE                 153,738 120      57,660
ALLTEL CORP COM              COM       020039103   8,262    162,001     SH         SOLE                 123,871 125      38,004
AMERICAN INTL GROUP I        COM       026874107  10,047    173,667     SH         SOLE                 113,499 100      60,068
ANADARKO PETE CORP CO        COM       032511107     887     18,525     SH         SOLE                  12,565   0       5,960
AOL TIME WARNER              COM       00184A105     429     32,713     SH         SOLE                  22,761   0       9,952
AUSTINS STEAKS & SALO        COM       052482205      12     16,666     SH         SOLE                  16,666   0           0
AUTOMATIC DATA PROCES        COM       053015103   8,413    214,356     SH         SOLE                 149,329 140      64,887
AVON PRODS INC COM           COM       054303102  11,885    220,615     SH         SOLE                 171,904 140      48,570
BANK AMER CORP COM           COM       060505104  13,631    195,929     SH         SOLE                 137,624 110      58,195
BANK NEW YORK INC            COM       064057102   4,959    206,955     SH         SOLE                 155,514 130      51,311
BAXTER INTL INC              COM       071813109   1,807     64,525     SH         SOLE                  25,977   0      38,548
BB&T CORP COM                COM       054937107     319      8,630     SH         SOLE                   5,980   0       2,650
BELLSOUTH CORP               COM       079860102     488     18,882     SH         SOLE                   6,906   0      11,976
BP AMOCO P L C ADR SP        COM       055622104   7,726    190,069     SH         SOLE                 148,911 140      41,018
BRISTOL MYERS SQUIBB         COM       110122108     327     14,130     SH         SOLE                   3,840   0      10,290
CADBURY SCHWEPPES DEL        PFD       127207207     232      9,100     SH         SOLE                   6,100   0       3,000
CARDINAL HEALTH INC C        COM       14149Y108   8,932    150,908     SH         SOLE                 113,610  85      37,213
CHESTER VY BANCORP IN        COM       166335109   1,129     49,829     SH         SOLE                   3,735   0      46,094
CHEVRONTEXACO CORPORA        COM       166764100   9,395    141,319     SH         SOLE                 104,518  80      36,722
CISCO SYS INC COM            COM       17275R102   1,433    109,412     SH         SOLE                  57,962   0      51,450
CITIGROUP INC COM            COM       172967101  12,585    357,630     SH         SOLE                 251,702 200     105,728
COCA COLA CO                 COM       191216100     495     11,296     SH         SOLE                   4,481   0       6,815
COLGATE PALMOLIVE CO         COM       194162103  11,186    213,343     SH         SOLE                 144,564 100      68,679
CONOCOPHILLIPS COM           COM       20825C104     613     12,662     SH         SOLE                   1,508   0      11,154
DU PONT E I DE NEMOUR        COM       263534109     204      4,815     SH         SOLE                      54   0       4,761
DUKE PWR CO                  COM       264399106     733     37,520     SH         SOLE                  25,420   0      12,100
E M C CORP MASS COM          COM       268648102     452     73,684     SH         SOLE                  52,046   0      21,638
EMERSON ELEC CO              COM       291011104   8,358    164,358     SH         SOLE                 113,018 115      51,225
EXXON MOBIL CORP COM         COM       30231G102  12,596    360,498     SH         SOLE                 244,996 200     115,302
FAMILY DLR STORES INC        COM       307000109   8,115    260,009     SH         SOLE                 204,714 160      55,135
FANNIE MAE                   COM       313586109  12,174    189,238     SH         SOLE                 130,622 100      58,516
FIRST FINL BANCSHARES        COM       32020R109     296      7,800     SH         SOLE                   7,800   0           0
FLEETBOSTON FINL CORP        COM       339030108     332     13,664     SH         SOLE                   7,896   0       5,768
GANNETT INC DEL              COM       364730101     455      6,335     SH         SOLE                   1,218   0       5,117
GENERAL ELEC CO              COM       369604103  11,690    480,078     SH         SOLE                 299,838 220     180,020
HEWLETT PACKARD CO CO        COM       428236103   1,980    114,047     SH         SOLE                  48,239   0      65,808
HOME DEPOT INC COM           COM       437076102     720     29,963     SH         SOLE                  10,107   0      19,856
HONEYWELL INTL INC CO        COM       438516106   1,160     48,350     SH         SOLE                  26,555   0      21,795
I B M                        COM       459200101  10,581    136,531     SH         SOLE                  97,493  70      38,967
ILLINOIS TOOL WKS INC        COM       452308109  10,624    163,805     SH         SOLE                 123,562 100      40,142
INTEL CORP COM               COM       458140100   6,006    385,741     SH         SOLE                 279,047 300     106,394
JOHN HANCOCK INVT TR         MF        47803P302     307     19,444     SH         SOLE                  19,434   0           9
JOHNSON & JOHNSON            COM       478160104  12,740    237,201     SH         SOLE                 162,231 120      74,850
KIMBERLY CLARK CORP C        COM       494368103     213      4,496     SH         SOLE                   2,600   0       1,896
KRAFT FOODS INC CL A         COM       50075N104   9,473    243,330     SH         SOLE                 194,445 170      48,715
LOWES COS INC COM            COM       548661107   6,244    166,509     SH         SOLE                 130,648 100      35,761
LUCENT TECHNOLOGIES I        COM       549463107      27     21,384     SH         SOLE                   7,271   0      14,113
MCGRAW-HILL COMPANIES        COM       580645109     313      5,180     SH         SOLE                     580   0       4,600
MEDTRONIC INC COM            COM       585055106  12,580    275,874     SH         SOLE                 200,680 155      75,039
MERCK & CO INC               COM       589331107     689     12,177     SH         SOLE                  10,837   0       1,340
MICROSOFT CORP COM           COM       594918104   1,589     30,743     SH         SOLE                   9,659   0      21,084
MORGAN STANLEY               COM       617446448   8,290    207,672     SH         SOLE                 156,720 130      50,822
NOKIA CORP ADR SPONSO        COM       654902204   8,358    539,249     SH         SOLE                 423,758 400     115,091
OMNICOM GROUP COM            COM       681919106   7,842    121,390     SH         SOLE                  89,220  70      32,100
ORACLE SYS CORP              COM       68389X105   1,271    117,696     SH         SOLE                  60,634   0      57,062
ORASURE TECHNOLOGIES         COM       68554V108     162     29,800     SH         SOLE                  29,800   0           0
PEPSICO INC                  COM       713448108  11,654    276,032     SH         SOLE                 191,453 165      84,415
PFIZER INC                   COM       717081103     975     31,900     SH         SOLE                  20,330   0      11,570
PHILIP MORRIS COS INS        COM       718154107     401      9,905     SH         SOLE                   2,605   0       7,300
PNC FINANCIAL CORP           COM       693475105     581     13,878     SH         SOLE                   4,850   0       9,028
PROCTER & GAMBLE COMP        COM       742718109     321      3,736     SH         SOLE                   2,505   0       1,231
QUESTAR CORP COM             COM       748356102  10,463    376,082     SH         SOLE                 287,857 250      87,975
ROYAL DUTCH PETE CO N        COM       780257804     239      5,425     SH         SOLE                   2,990   0       2,435
SBC COMMUNICATIONS IN        COM       78387G103   9,807    361,735     SH         SOLE                 275,630 250      85,855
SUN MICROSYSTEMS INC         COM       866810104      37     11,930     SH         SOLE                   6,730   0       5,200
SYSCO CORP COM               COM       871829107   2,397     80,460     SH         SOLE                  16,600   0      63,860
TARGET CORP COM              COM       87612E106   8,795    293,158     SH         SOLE                 204,875 150      88,133
TEXAS INSTRS INC COM         COM       882508104     530     35,324     SH         SOLE                  25,283   0      10,041
TRAVELERS PROP & CAS CL      COM       89420G109   6,106    416,784     SH         SOLE                 320,881 300      95,603
UNITED TECHNOLOGIES C        COM       913017109   1,046     16,881     SH         SOLE                  16,881   0           0
VERIZON COMMUNICATION        COM       92343V104   2,051     52,921     SH         SOLE                  27,657   0      25,264
WACHOVIA GROUP COM           COM       929903102   1,924     52,791     SH         SOLE                  22,574   0      30,217
WAL MART STORES INC          COM       931142103   1,048     20,739     SH         SOLE                   7,027   0      13,712
WELLS FARGO & CO NEW         COM       949746101  10,831    231,094     SH         SOLE                 160,911 110      70,073
WILEY JOHN & SONS INC        COM       968223206     314     13,067     SH         SOLE                       0   0      13,067
WILMINGTON TR CORP CO        COM       971807102     270      8,520     SH         SOLE                       0   0       8,520
WRIGLEY WM JR CO COM         COM       982526105     212      3,855     SH         SOLE                       0   0       3,855
WYETH                        COM       983024100   1,329     35,540     SH         SOLE                   9,205   0      26,335
XO COMMUNICATIONS INC        COM       983764101      26    493,497     SH         SOLE                 493,497   0           0